Document and Entity Information	6 Months Ended
Jul. 31, 2018
Document And Entity Information
Entity Registrant Name	NAKED BRAND GROUP Ltd
Entity Central Index Key	0001707919
Document Type	F-1
Document Period End Date	Jul. 31, 2018
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false